Shareholder Report, Line Graph (Details) 193429_Roundhill WeeklyPay Universe ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Sep. 03, 2025	Dec. 31, 2025
Roundhill WeeklyPay Universe ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Roundhill WeeklyPay Universe ETF NAV
Accumulated Value	$ 10,000	$ 9,960
Solactive GBS Global Markets All Cap USD Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Solactive GBS Global Markets All Cap USD Index TR
Accumulated Value	$ 10,000	$ 10,722